Deferred Tax Assets, Net (Details) - Schedule of deferred tax assets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets [Abstract]
Deficit carried-forward	$ 87,441	$ 87,438	$ 20,600
Allowance	176,060	175,360	434,248
Deferred tax assets	263,501	262,798	454,848
Less: valuation allowance
Deferred tax assets, non-current	$ 263,501	$ 262,798	$ 454,848